Selected Quarterly Financial Results	12 Months Ended
Dec. 31, 2010
Selected Quarterly Financial Results
Selected Quarterly Financial Results
20.	Selected Quarterly Financial Results (unaudited)

(in millions)	2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net Sales Detail:

Corporate:
Medium/Large	$893.0	$964.6	$973.7	$1,036.0
Small Business	223.7	228.8	251.0	262.8

Total Corporate	1,116.7	1,193.4	1,224.7	1,298.8

Public:
Government	280.5	343.1	397.1	348.0
Education	227.8	338.1	392.5	242.1
Healthcare	212.0	249.7	262.1	267.5

Total Public	720.3	930.9	1,051.7	857.6

Other	97.1	99.0	98.0	112.9

Net sales	$1,934.1	$2,223.3	$2,374.4	$2,269.3

Gross profit	$305.9	$359.9	$368.4	$356.8

Income from operations	$71.3	$95.6	$104.6	$81.2

Net income (loss)	$2.2	$(7.0)	$(0.3)	$(24.2)

	2009
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net Sales Detail:

Corporate:
Medium/Large	$692.1	$712.3	$739.5	$870.9
Small Business	194.7	196.3	196.6	215.9

Total Corporate	886.8	908.6	936.1	1,086.8

Public:
Government	206.2	276.8	415.6	372.0
Education	193.7	286.0	338.2	222.6
Healthcare	159.0	175.4	194.5	195.4

Total Public	558.9	738.2	948.3	790.0

Other	69.0	73.2	79.0	87.7

Net sales	$1,514.7	$1,720.0	$1,963.4	$1,964.5

Gross profit	$253.3	$275.7	$301.3	$302.6

Income (loss) from operations	$27.8	$(181.9)	$70.3	$51.8

Net loss	$(44.3)	$(266.8)	$(25.0)	$(37.3)

As discussed in Note 5, the Company has historically entered into agreements with certain financial intermediaries to facilitate the purchase of inventory from various suppliers under certain terms and conditions. The Company has determined that its previous classification of its obligations for inventory financing agreements was in error and that amounts owed under these agreements should be classified separately in the consolidated balance sheets and not included within accounts payable to trade creditors. Accordingly, the Company has changed the classification to reflect $58.8 million, $123.5 million and $103.1 million at September 30, 2010, June 30, 2010 and March 31, 2010, respectively, and $89.4 million, $87.6 million and $59.9 million at September 30, 2009, June 30, 2009 and March 31, 2009, respectively, as accounts payable–inventory financing with no impact on total current liabilities.

A summary of the revisions to the consolidated statements of cash flows for the respective interim periods is as follows:

	Nine Months Ended September 30, 2010
(in millions)	As Previously Reported	Revision	As Revised
Net cash provided by operating activities	$397.6	$(33.8)	$363.8
Net cash used in financing activities	$(335.8)	$33.8	$(302.0)
Net (decrease) in cash and cash equivalents	$(21.0)	$—	$(21.0)

	Nine Months Ended September 30, 2009
(in millions)	As Previously Reported	Revision	As Revised
Net cash provided by operating activities	$234.2	$(55.3)	$178.9
Net cash used in financing activities	$(5.8)	$55.3	$49.5
Net increase in cash and cash equivalents	$151.1	$—	$151.1

	Six Months Ended June 30, 2010
(in millions)	As Previously Reported	Revision	As Revised
Net cash provided by operating activities	$260.3	$(98.5)	$161.8
Net cash used in financing activities	$(266.2)	$98.5	$(167.7)
Net (decrease) in cash and cash equivalents	$(61.9)	$—	$(61.9)

	Six Months Ended June 30, 2009
(in millions)	As Previously Reported	Revision	As Revised
Net cash provided by operating activities	$299.4	$(53.5)	$245.9
Net cash used in financing activities	$(4.7)	$53.5	$48.8
Net increase in cash and cash equivalents	$269.6	$—	$269.6

	Three Months Ended March 31, 2010
(in millions)	As Previously Reported	Revision	As Revised
Net cash provided by operating activities	$313.3	$(78.1)	$235.2
Net cash used in financing activities	$(309.5)	$78.1	$(231.4)
Net (decrease) in cash and cash equivalents	$(20.3)	$—	$(20.3)

	Three Months Ended March 31, 2009
(in millions)	As Previously Reported	Revision	As Revised
Net cash provided by operating activities	$348.0	$(25.8)	$322.2
Net cash used in financing activities	$(4.6)	$25.8	$21.2
Net increase in cash and cash equivalents	$340.3	$—	$340.3